Share Capital (Details) - Schedule of Fair Value Weighted Average Assumptions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value Weighted Average Assumptions [Abstract]
Expected stock price volatility	[1]	68.00%	68.00%
Risk free interest rate		1.78%	0.56%
Expected life		3 years	3 years
Expected forfeiture rate		3.53%	2.66%
Expected dividend yield		0.00%	0.00%
Share-based payments included in cost of sales (in Dollars)
Share-based payments included in general and administrative expenses (in Dollars)		2,487	4,030
Total share-based payments (in Dollars)		$ 2,487	$ 4,030

[1]	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.